Annual Total Returns- Transamerica Small Cap Growth (Class R R4 and Class I3) [BarChart] - Class R R4 and Class I3 - Transamerica Small Cap Growth - R4	2018	2019	2020
Total	(7.75%)	29.84%	32.13%